Analysis of performance by segment - Risk margin reserve (Details) £ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Risk margin reserve
Debt securities | £	[1]					£ 160,305	£ 171,374
Jackson (US insurance operations) | Debt securities
Risk margin reserve
RMR (as a percent)		0.19%		0.21%		0.19%
Annual expected loss		$ (104)	£ (75)	$ (116)	£ (92)
Related amortisation of deferred acquisition costs		22	15	22	17
Risk margin reserve charge to operating profit for longer-term credit related losses		(82)	(60)	(94)	(75)
Pre-tax net unrealised gains (losses) on debt securities classified as available-for-sale | £			(1,149)		462
Jackson (US insurance operations) | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 54,895		$ 55,839
Jackson (US insurance operations) | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)		0.11%		0.13%		0.11%
Annual expected loss		$ (29)	(21)	$ (35)	(28)
Jackson (US insurance operations) | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 26,260		$ 27,848
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.20%		0.23%		0.20%
Annual expected loss		$ (57)	(41)	$ (60)	(47)
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 27,337		$ 26,601
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)		1.01%		1.03%		1.01%
Annual expected loss		$ (10)	(7)	$ (11)	(9)
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 978		$ 1,052
Jackson (US insurance operations) | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)		2.61%		2.75%		2.61%
Annual expected loss		$ (8)	£ (6)	$ (9)	(7)
Jackson (US insurance operations) | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 309		$ 311
Jackson (US insurance operations) | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)		3.71%		3.80%		3.71%
Annual expected loss				$ (1)	£ (1)
Jackson (US insurance operations) | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 11		$ 27

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).